Post-employment Benefits - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	R$ (480)	R$ (717)
Interest expense	(45,601)	(48,404)
Total expense recognized in profit or loss	R$ (46,081)	R$ (49,121)